Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net	$ 17,997	$ 349,401	$ (3,088,107)	$ (3,540,533)
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		(18,807)	(97,809)	42,782
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		188,329	200,260	182,805
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		102,559	95,211	178,469
Deer Park Refining Limited
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		0	(3,374,314)	(4,056,037)
Frontera Brownsville, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		18,632	34,670	55,738
CH4 Energía S.A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		39,367	32,983	21,224
Texas Frontera, LLC.
Disclosure of Investments in Associates and Other [Line Items]
Profit (loss) sharing in joint ventures and associates, net		$ 19,321	$ 20,892	$ 34,486